Trade and other receivables	12 Months Ended
Jun. 30, 2018
Trade and other receivables
Trade and other receivables

19 Trade and other receivables

	2018 £'000	2017 £'000
Trade receivables	133,505	90,719
Less: provision for impairment of trade receivables	(9,708)	(14,113)

Net trade receivables	123,797	76,606
Other receivables	107	270
Accrued revenue	38,018	28,755

	161,922	105,631
Prepayments	10,862	13,500

	172,784	119,131

Less: non-current portion:
Trade receivables	4,724	15,399

Non-current trade and other receivables	4,724	15,399

Current trade and other receivables	168,060	103,732

        Net trade receivables include transfer fees receivable from other football clubs of £29,214,000 (2017: £46,343,000) of which £4,724,000 (2017: £15,399,000) is receivable after more than one year. Net trade receivables also include £77,357,000 (2017: £26,241,000) of deferred revenue that is contractually payable to the Group, but recorded in advance of the earnings process, with corresponding amounts recorded as deferred revenue liabilities.

        Information about the impairment of trade and other receivables, their credit quality and the Group's exposure to foreign currency risk, interest rate risk and credit risk can be found in note 31.

        The fair value of net trade receivables as at 30 June 2018 was £124,050,000 (2017: £77,351,000) before discounting of cash flows. The fair value of other receivables is not materially different to their carrying amount.